SIMPSON THACHER & BARTLETT LLP

425 LEXINGTON AVENUE

NEW YORK, N.Y. 10017-3954

PHONE: 212-455-7433	Email: dwilliams@stblaw.com

CONFIDENTIAL TREATMENT REQUESTED

July 30, 2013

Ms. Loan Lauren P. Nguyen

Special Counsel

Division of Corporate Finance

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-7561

Re:	Avianca Holdings S.A.
Draft Registration Statement on Form F-1
CIK No. 0001575969

Dear Ms. Nguyen:

On behalf of our client, Avianca Holdings S.A. (the “Company”), a Panamanian company, we are submitting herewith for confidential review and comment by the staff (the “Staff”) of the Securities and Exchange Commission amendment No. 1 to the Company’s draft Registration Statement on Form F-1 (the “Draft Form F-1”) relating to a proposed offering in the United States of American depositary shares representing preferred shares of the Company.

This amendment to the Draft Form F-1 is being submitted to file certain exhibits as part of the Draft Form F-1. It does not respond to the comments in your letter dated July 22, 2013, which we will address in a separate amended submission. Simultaneously with this filing, we are making a confidential treatment request related to the filed exhibits with the Office of the Secretary.

On behalf of the Company, we hereby request that the Staff provide confidential treatment to the Draft Form F-1. This confidential treatment request is made under the Freedom of Information Act (“FOIA”) pursuant to Title 17 C.F.R. §200.83. It is our understanding that, pursuant to the FOIA regulations, (i) no determination as to the merits of our request

MS. LOAN LAUREN P. NGUYEN	JULY 30, 2013	PG. 2

for confidential treatment will be made at this time and (ii) if the Staff receives a request for any of the information subject to this request for confidential treatment, we will be notified and provided with the opportunity to substantiate our request for confidential treatment.

If you any have questions or require any additional information with respect to the above, please do not hesitate to reach me by telephone at 212-455-7433, by facsimile at 212-455-2502 or by email at dwilliams@stblaw.com. In my absence, you may contact my colleague Benjamin Wells at 212-455-2516.

Very truly yours,

/s/ David L. Williams

David L. Williams

Enclosures

cc:	Gerardo Grajales López
Executive Vice President and Chief Financial Officer
Avianca Holdings S.A.
Elisa Murgas
General Secretary, Vice-President of Legal Affairs
Avianca Holdings S.A.